Cover	Mar. 07, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 07, 2023
Entity File Number	001-37916
Entity Registrant Name	SRAX, INC.
Entity Central Index Key	0001538217
Entity Tax Identification Number	45-2925231
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2629 Townsgate Road #215
Entity Address, City or Town	Westlake Village
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91361
City Area Code	(323)
Local Phone Number	205-6109
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	SRAX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	not applicable